Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 25, 2022	Jun. 26, 2022	Mar. 27, 2022	Jun. 26, 2022	Sep. 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (22,438)	$ (20,943)	$ (19,578)	$ (15,979)	$ (35,557)	$ (56,500)	$ (78,938)	$ (68,292)	$ (77,572)
Denominator:
Weighted average number of shares outstanding, basic (in shares)							172,003	161,000	161,000
Incremental common shares attributable to dilutive effect of call options and warrants (in shares)							0	0	0
Effect of dilutive securities – employee stock compensation plan (in shares)							0	0	0
Diluted weighted-average shares outstanding (in shares)							172,003	161,000	161,000
Earnings per share:
Basic (in dollars per share)							$ (0.46)	$ (0.42)	$ (0.48)
Net loss per share, diluted (in dollars per share)							$ (0.46)	$ (0.42)	$ (0.48)